4. Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Property Plant and Equipment
Cost	$ 527	$ 556
Accumulated depreciation	443	447
Net book value	84	109
Office equipment [Member]
Property Plant and Equipment
Cost	60	57
Accumulated depreciation	50	46
Net book value	10	11
Computer equipment [Member]
Property Plant and Equipment
Cost	298	277
Accumulated depreciation	256	232
Net book value	42	45
Field equipment [Member]
Property Plant and Equipment
Cost	127	182
Accumulated depreciation	99	134
Net book value	28	48
Buildings [Member]
Property Plant and Equipment
Cost	42	40
Accumulated depreciation	38	35
Net book value	$ 4	$ 5